Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill.
Intangible assets and goodwill
13	Intangible assets and goodwill

	December 31, 2023	December 31, 2022 restated
Customer relationship	239,087	288,943
Software in progress	13,771	1,032
Non-compete agreement	7,833	10,865
Internally developed software	6,814	4,059
Brands	5,134	7,464
Software	4,407	5,641
Subtotal	277,046	318,004
Goodwill	1,392,819	1,437,990
Total	1,669,865	1,755,994

The change in the balances of intangible assets as follows:

	Software	Internally developed software	Software in progress	Customer relationship	Non-compete agreement	Brands	Goodwill (i)	Total
Cost:
Balance as of December 31, 2021	11,942	16,581	391	88,961	13,462	20,501	619,469	771,307
Additions due to business combination restated (i)	3,378	5	-	222,278	-	13,304	876,151	1,115,116
Exchange rate changes	(7)	-	-	2,020	-	-	(57,630)	(55,617)
Additions	901	-	2,723	-	-	-	-	3,624
Write-off	(1,078)	-	(32)	-	-	(7)	-	(1,117)
Transfers	50	2,000	(2,050)	-	-	-	-	-
Balance as of December 31, 2022 restated	15,186	18,586	1,032	313,259	13,462	33,798	1,437,990	1,833,313
Exchange rate changes	(293)	-	-	(11,229)	-	(1)	(45,171)	(56,694)
Additions	562	-	18,140	-	-	-	-	18,702
Write-off	(5,317)	(429)	-	-	-	-	-	(5,746)
Transfers	-	5,401	(5,401)	-	-	-	-	-
Balance as of December 31, 2023	10,138	23,558	13,771	302,030	13,462	33,797	1,392,819	1,789,575
Amortization:
Balance as of January 1, 2022	(9,543)	(12,670)	-	(4,766)	435	(5,960)	-	(32,504)
Exchange rate changes	89	-	-	-	-	-	-	89
Additions	(1,129)	(1,857)	-	(19,550)	(3,032)	(20,374)	-	(45,942)
Write-off	1,038	-	-	-	-	-	-	1,038
Balance as of December 31, 2022 restated (i)	(9,545)	(14,527)	-	(24,316)	(2,597)	(26,334)	-	(77,319)
Exchange rate changes	67	-	-	890	-	-	-	957
Additions	(1,550)	(2,217)	-	(39,517)	(3,032)	(2,329)	-	(48,645)
Write-off	5,297	-	-	-	-	-	-	5,297
Balance as of December 31, 2023	(5,731)	(16,744)	-	(62,943)	(5,629)	(28,663)	-	(119,710)
Balance at:
December 31, 2022 restated (i)	5,641	4,059	1,032	288,943	10,865	7,464	1,437,990	1,755,994
December 31, 2023	4,407	6,814	13,771	239,087	7,833	5,134	1,392,819	1,669,865

(i) In November 2022, the Group signed the Share Purchase and Sale Agreement for the acquisition of all the shares of Ntersol. The measurement of the fair values of assets acquired and liabilities assumed, on a provisional basis, disclosed in the financial statements of December 31, 2022 was completed within one year after the acquisition date. In May 2023, after calculation of price adjustment conclusion, the Company registered the amount of R$ 5,096 in goodwill and account payable for business acquired, retrospectively.

In accordance with IFRS 3, during the measurement period, the acquirer shall retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognize as of that date. Therefore, this adjustment was due to the application of the accounting standard and not an error in the previous year's disclosure, this matter was not included in note 30 Correction of errors.

Impairment test – Goodwill

The recoverable amount of the CGU was based on the value in use, determined through the discounted future cash flows to be generated by the continuous use of the CGU.

The discounted cash flow methodology was used to determine the value in use of the CGU, calculated based on the capitalization of free cash flows discounted at a weighted-average cost of capital (WACC) that corresponds to the discount rate, considering the weighted average cost of the different financing forms present in the Group’s capital structure.

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

	December 31, 2023	December 31, 2022
Discount rate - before tax	17.64%	25.00%
Discount rate - after tax	13.65%	17.00%
Budgeted EBITDA growth rate (average for the next five years)	19%	22%
Terminal value growth rate:	3.5%	3%
Projected period	5 years	5 years

The discount rate was estimated after tax based on the historical weighted average cost of capital rate at which the CGU operates.

The cash flow projections were prepared for five years and a growth rate in perpetuity after this period was considered. The rate of growth in perpetuity was determined as the lower value between the inflation of the countries where the Group operates and the estimated annual compound rate of long-term growth of Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”), which Management believes to be consistent with the market.

The key estimates used were as follows:

•

Revenue growth was projected considering the average growth levels experienced over the past years and the growth for the next five years between 2.5% and 10.0%, considering effective tax rates on the base date of assessment.

•	The variation in EBITDA follows revenues, costs, and expenses. The average EBITDA margin was 19% over the projected period.

Management therefore believes that any changes to the key assumptions above would not result in the carrying value of goodwill to be unrecoverable.

The Group did not recognize any impairment loss for the years ended December 31, 2023, 2022 and 2021.